GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Unamortized intangible assets Operating rights		2,509	2,509
Total intangible assets	$ 404	2,509	2,509